Selling and Distribution	12 Months Ended
Dec. 31, 2011
Selling And Distribution (Abstract)
Selling and Distribution
19.	Selling and Distribution:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2009	2010	2011

Salaries	34,516	51,223	63,247
Depreciation	14,620	18,774	17,994
Vessel hire charges	-	8,430	13,493
Amortization of dry-docking costs	4,574	5,805	7,112
Vessel operating expenses	35,244	36,663	39,198
Bunkers consumption	13,458	23,249	32,709
Storage costs	2,971	4,803	7,052
Other	4,100	6,465	12,041
Selling and Distribution expenses	109,483	155,412	192,846